Concentration of Risks (Details) - Schedule of consolidated financial statements - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Consolidated Financial Statements Abstract
Balance sheet items, except for equity accounts	$ 6.9646	$ 6.3757
Items in the statements of operations and comprehensive loss	$ 6.7261	$ 6.8976